Segment reporting	3 Months Ended
Jun. 30, 2018
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory

Note 2 Segment reporting

UBS AG‘s businesses are organized globally into four business divisions: Global Wealth Management, Personal & Corporate Banking, Asset Management and the Investment Bank, all of which are supported by Corporate Center. The four business divisions qualify as reportable segments for the purpose of segment reporting and, together with Corporate Center and its units, reflect the management structure of UBS AG. Corporate Center – Non-core and Legacy Portfolio is managed and reported as a separate reportable segment within Corporate Center. Refer to “Note 1a Significant accounting policies” item 2 and “Note 2 Segment reporting” in the “Consolidated financial statements” section of the Annual Report 2017 for more information on UBS AG’s reporting segments.

Effective 1 February 2018, UBS AG integrated its Wealth Management and Wealth Management Americas business divisions into a single Global Wealth Management business division. Refer to “Note 1.2 Changes to segment reporting effective first quarter 2018” in the “Consolidated financial statements” section of the first quarter 2018 report for more information.

	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center			UBS AG
CHF million					Services	Group ALM	Non-core and Legacy Portfolio

For the six months ended 30 June 2018[1]
Net interest income	1,999	989	(16)	290	(184)	(398)	13	2,694
Non-interest income	6,264	897	907	4,412	254	(92)	180	12,823
Allocations from CC Group ALM	88	29	7	(204)	25	100	(44)	0
Income	8,350	1,915	899	4,498	96	(389)	148	15,517
Credit loss (expense) / recovery	2	(35)	0	(21)	0	1	(1)	(53)
Total operating income	8,353	1,880	899	4,478	96	(389)	147	15,464
Personnel expenses	3,764	396	356	1,663	863	18	19	7,080
General and administrative expenses	613	118	99	325	3,302	20	67	4,544
Services (to) / from CC and other BDs	1,805	572	236	1,355	(4,060)	1	91	0
of which: services from CC Services	1,755	614	256	1,311	(4,096)	81	79	0
Depreciation and impairment of property, equipment and software	2	6	1	4	460	0	0	473
Amortization and impairment of intangible assets	25	0	1	5	1	0	0	32
Total operating expenses	6,208	1,093	692	3,352	566	40	178	12,128
Operating profit / (loss) before tax	2,144	788	207	1,126	(470)	(428)	(31)	3,336
Tax expense / (benefit)								780
Net profit / (loss)								2,556

As of 30 June 2018
Total assets	197,728	136,007	27,570	262,377	19,483	263,350	38,781	945,296

For the six months ended 30 June 2017[1]
Net interest income	1,764	940	(15)	452	(155)	97	10	3,092
Non-interest income	5,986	870	935	3,859	197	30	34	11,912
Allocations from CC Group ALM	190	103	9	(174)	60	(139)	(50)	0
Income	7,940	1,914	929	4,137	102	(12)	(6)	15,004
Credit loss (expense) / recovery	(2)	(21)	0	(12)	0	0	(11)	(46)
Total operating income	7,938	1,893	929	4,125	102	(12)	(16)	14,958
Personnel expenses	3,766	436	357	1,598	1,454	17	25	7,654
General and administrative expenses	606	136	109	298	2,568	7	(12)	3,712
Services (to) / from CC and other BDs	1,757	541	246	1,334	(3,982)	(13)	116	0
of which: services from CC Services	1,703	586	266	1,286	(4,003)	65	97	0
Depreciation and impairment of property, equipment and software	2	6	1	5	460	0	0	473
Amortization and impairment of intangible assets	23	0	2	6	6	0	0	37
Total operating expenses	6,154	1,119	716	3,241	506	12	129	11,876
Operating profit / (loss) before tax	1,784	774	213	884	(404)	(23)	(145)	3,082
Tax expense / (benefit)								681
Net profit / (loss)								2,401

As of 31 December 2017
Total assets	190,074	135,587	14,270	263,046	19,447	247,739	46,200	916,363
1 Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.